Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Oct-18	Distribution Date	15-Nov-18
Collection Period End	31-Oct-18	30/360 Days	30
Beg. of Interest Period	15-Oct-18	Actual/360 Days	31
End of Interest Period	15-Nov-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	971,859,195.30	923,154,860.24	0.6388796
Total Securities		1,444,959,096.94	971,859,195.30	923,154,860.24	0.6388796
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	124,854,599.10	98,288,598.16	0.3276287
Class A-2b Notes	2.479500%	250,000,000.00	104,045,499.26	81,907,165.14	0.3276287
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	26,566,000.94	170,634.62	88.5533365	0.5687821
Class A-2b Notes	22,138,334.12	222,150.15	88.5533365	0.8886006
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	48,704,335.06	1,194,861.44

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				14,358,953.66
Monthly Interest				5,729,762.22

Total Monthly Payments				20,088,715.88
Interest Rate Cap Payments				0.00
Advances:
Aggregate Monthly Payment Advances				434,257.04
Aggregate Sales Proceeds Advance				17,046,760.81

Total Advances				17,481,017.85
Vehicle Disposition Proceeds:
Reallocation Payments				25,192,857.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,779,908.06
Excess Wear and Tear and Excess Mileage				288,863.43
Remaining Payoffs				0.00
Net Insurance Proceeds				1,083,362.17
Residual Value Surplus				1,567,697.08

Total Collections				74,482,421.47

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	18,640,756.00			1,260
Involuntary Repossession	356,605.00			25
Voluntary Repossession	235,936.00			14
Full Termination	5,931,335.00			431
Bankruptcty	28,225.00			2
Insurance Payoff		1,067,936.80		65
Customer Payoff			359,380.53	23
Grounding Dealer Payoff			5,211,053.30	294
Dealer Purchase			2,209,538.95	110

Total	25,192,857.00	1,067,936.80	7,779,972.78	2,224

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	57,709	1,189,998,145.22	7.00000%	971,859,195.30
Total Depreciation Received		(17,379,985.08)		(13,967,063.10)
Principal Amount of Gross Losses	(144)	(2,648,869.59)		(2,174,877.74)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,164)	(21,122,520.69)		(16,902,397.06)
Scheduled Terminations	(1,074)	(19,458,991.47)		(15,659,997.16)

Pool Balance - End of Period	55,327	1,129,387,778.39		923,154,860.24
Remaining Pool Balance
Lease Payment				177,692,981.87
Residual Value				745,461,878.37

Total				923,154,860.24

III. DISTRIBUTIONS

Total Collections					74,482,421.47
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					74,482,421.47
1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					706,181.19
3. Reimbursement of Sales Proceeds Advance					14,620,624.18
4. Servicing Fee:
Servicing Fee Due					809,882.66
Servicing Fee Paid					809,882.66
Servicing Fee Shortfall					0.00

Total Trustee, Advances and Servicing Fee Paid					16,136,688.03
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00
Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					170,634.62
Class A-2a Notes Monthly Interest Paid					170,634.62
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					222,150.15
Class A-2b Notes Monthly Interest Paid					222,150.15
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					636,666.67
Class A-3 Notes Monthly Interest Paid					636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall					0.00
Class A-4 Notes Interest on Interest Carryover Shortfall					0.00
Class A-4 Notes Monthly Available Interest Distribution Amount					165,410.00
Class A-4 Notes Monthly Interest Paid					165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall					0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall					0.00
Certificate Interest on Interest Carryover Shortfall					0.00
Certificate Monthly Available Interest Distribution Amount					0.00
Certificate Monthly Interest Paid					0.00
Chg in Certificate Int. Carryover Shortfall					0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due					1,194,861.44
Total Note and Certificate Monthly Interest Paid					1,194,861.44
Total Note and Certificate Interest Carryover Shortfall					0.00
Chg in Total Note and Certificate Int. Carryover Shortfall					0.00
Total Available for Principal Distribution					57,150,872.00
6. Total Monthly Principal Paid on the Notes

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Total Monthly Principal Paid on the Class A Notes	48,704,335.06
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	48,704,335.06
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

7. Total Monthly Principal Paid on the Certificates			0.00
Total Certificateholders’ Principal Carryover Shortfall			0.00
Total Certificateholders’ Principal Distributable Amount			0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall			0.00
Remaining Available Collections			8,446,536.94

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			8,446,536.94
Gross Reserve Account Balance			30,120,923.40
Remaining Available Collections Released to Seller			8,446,536.94
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.92
Monthly Prepayment Speed			100%
Lifetime Prepayment Speed			74%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,873,768.00
Securitization Value of Defaulted Receivables and Casualty Receivables		2,174,877.74	144
Aggregate Defaulted and Casualty Gain (Loss)		(301,109.74)
Pool Balance at Beginning of Collection Period		971,859,195.30
Net Loss Ratio
Current Collection Period		-0.0310%
Preceding Collection Period		-0.0249%
Second Preceding Collection Period		0.0030%
Third Preceding Collection Period		-0.0369%
Cumulative Net Losses for all Periods		0.2604%	3,761,998.92

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.68%	6,564,249.61	413
61-90 Days Delinquent	0.12%	1,189,795.99	77
91-120 Days Delinquent	0.04%	410,793.51	28
More than 120 Days	0.01%	55,779.89	4

Total Delinquent Receivables:	0.84%	8,220,619.00	522

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.17%	0.19%
Preceding Collection Period		0.21%	0.22%
Second Preceding Collection Period		0.27%	0.28%
Third Preceding Collection Period		0.21%	0.22%
60 Day Delinquent Receivables		2,695,324.10
Delinquency Percentage		0.28%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		24,572,091.00	1,691
Securitization Value		23,961,974.91	1,691

Aggregate Residual Gain (Loss)		610,116.09

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		120,164,605.23	8,036
Cumulative Securitization Value		120,799,969.81	8,036

Cumulative Residual Gain (Loss)		(635,364.58)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			20,019,847.09
Reimbursement of Outstanding Advance			14,620,624.18
Additional Advances for current period			17,046,760.81

Ending Balance of Residual Advance			22,445,983.72

Beginning Balance of Payment Advance			1,626,036.47
Reimbursement of Outstanding Payment Advance			706,181.19
Additional Payment Advances for current period			434,257.04

Ending Balance of Payment Advance			1,354,112.32

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO